Borrowings (Detail Textuals 3) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 15, 2015 USD ($)	Jan. 01, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 1,486,445		$ 1,107,241	$ 1,087,566		$ 765,184
Julius Baer Credit Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 15,000
Period of loan	24 months
Armenia International Airports CJSC | Senior Secured Dual Currency Facility Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount					$ 160,000
Cash deposit pledged as collateral	$ 25,409		13,072	18,975
Asset pledged as collateral	$ 170,588		$ 176,461	$ 185,914
Toscana Aeroporti S.p.A.
Disclosure of detailed information about borrowings [line items]
Cash deposit pledged as collateral | €		€ 1